Offerings	Feb. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares(2)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering Note	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time. Amount estimated pursuant to Rule 457(o) under the Securities Act of 1933, solely for the purpose of determining the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Shares(2)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering Note	There is being registered hereunder an indeterminate number of common shares and preferred shares as may be sold, from time to time.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Rights(3)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.00%
Amount of Registration Fee	$ 0.00
Offering Note	There is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common shares and/or preferred shares.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 150,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,715.00